INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Summary of income tax provision (benefit)

	December 31, 2016	December 31, 2015
Federal income tax benefit attributable to:
Current Operations	$106,440	$83,356
Less: valuation allowance	(106,440)	(83,356)
Net provision for Federal income taxes	$-	$-

Deferred tax asset and liabilities
	December 31, 2016	December 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$270,583	$164,129
Less: valuation allowance	(270,583)	(164,129)
Net deferred tax asset	$-	$-